UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

See the Statement of Net Assets below.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
	LONG-TERM INVESTMENTS - 149.5%

	Alabama - 1.7%
$2,000	Jefferson Cnty. Brd. of Ed. Pub. Sch.
	Warrants,
	5.00%, 2/01/46	$2,213,460

	Alaska - 0.3%
290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36	323,895

	Arizona - 3.9%
1,350	Arizona St. Univ. Rev.,
	5.00%, 7/01/37	1,538,703
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/01/42	703,794
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	4.00%, 1/01/34	1,051,910
500	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	557,075
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38	1,097,860

		4,949,342

	California - 17.7%
1,150	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,172,931
275	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	287,735
1,500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46	1,651,800
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Bowles Hall Foundation,
	5.00%, 6/01/35	107,442
1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	1,149,900
50	California St. Gen. Oblig.,
	5.50%, 3/01/40	51,813

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
$1,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	$1,132,040
750	California Statewide Communities Dev.
	Auth. Rev., Marin General Hosp.,
	4.00%, 8/01/45	753,367
600	Contra Costa Cnty. Successor Agy.
	to Redev. Agy., Tax Allocation,
	5.00%, 8/01/35, BAM	700,626
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,162,900
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,074,740
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	322,801
1,000	Los Angeles Cnty. Santn. Dists. Fin. Auth. Rev.,
	5.00%, 10/01/34	1,157,080
250	Palm Desert Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/28, BAM	302,425
2,500	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/01/21,
	Escrowed to maturity (b)	2,819,150
1,000	San Jose Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/42	1,037,940
1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	1,422,145
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,292,740
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,023,420
1,750	Univ. of California Rev.,
	4.00%, 5/15/48	1,793,610

		22,416,605

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
	Colorado - 4.5%
$1,120	Colorado St. Hsg. & Fin. Auth. Rev.,
	3.60%, 11/01/38	$1,110,570
400	Denver Conv. Center & Hotel Auth. Rev.,
	5.00%, 12/01/27	449,720
1,000	Eagle River Wtr. & Santn. Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/01/42	1,099,830
1,650	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	2,053,557
1,000	Univ. of Colorado Enterprise Rev.,
	4.00%, 6/01/43	1,044,310

		5,757,987

	Connecticut - 5.4%
900	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	1,003,149
700	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/32	740,138
1,000	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/41	1,050,390
500	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Univ. of New Haven,
	5.00%, 7/01/43	534,815
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	590,386
500	Connecticut St. Hsg. Auth. Rev.,
	3.20%, 11/15/33	488,440
1,000	S. Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/01/41
	Prerefunded 8/01/21 @ $100 (b)	1,080,680
1,200	Univ. of Connecticut Spec. Oblig. Rev.,
	5.00%, 11/15/43	1,326,984

		6,814,982

	District of Columbia - 1.7%
1,000	District of Columbia Gen. Oblig.,
	5.00%, 6/01/43	1,146,700
1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/01/31	1,039,010

		2,185,710

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
	Florida - 22.6%
$755	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	$871,927
1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/01/23	1,536,120
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,042,310
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	6.00%, 8/15/36	1,054,390
2,000	Florida St. Brd. of Ed. Cap. Outlay
	Gen. Oblig.,
	5.00%, 6/01/41	2,126,180
2,350	Florida St. Brd. of Gov. Florida State Univ.
	Dorm Rev.,
	5.00%, 5/01/33	2,612,988
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44	1,091,900
500	Lee Cnty. Tran. Fac. Rev.,
	5.00%, 10/01/35, AGM	563,590
1,080	Miami Beach Hlth. Facs. Auth.
	Hosp. Rev.,
	5.00%, 11/15/39	1,142,608
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	559,560
500	Miami-Dade Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/33	573,540
1,225	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	5.00%, 4/01/45	1,327,937
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,481,827
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/01/32	269,622
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/35	2,226,880
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38	1,101,420
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,549,163

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
$2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	$2,507,134
830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	939,045
470	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	505,650
665	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	4.00%, 7/01/42	683,174
865	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/47	961,698

		28,728,663

	Georgia - 1.6%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	562,805
1,425	Metro. Atlanta Rapid Tran. Auth. Rev.,
	5.00%, 7/01/39
	Prerefunded 7/01/19 @ $100 (b)	1,444,665

		2,007,470

	Idaho - 0.2%
240	Idaho St. Hlth. Facs. Auth. Rev.,
	St. Luke’s Hlth. Sys.,
	5.00%, 3/01/37	267,622

	Illinois - 14.4%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	502,900
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,101,060
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	693,916
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	292,352
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	281,542
650	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	748,735

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
$250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	$277,422
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	937,530
1,225	Illinois St. Fin. Auth. Rev.,
	Advocate Hlthcare. Network,
	5.00%, 5/01/45	1,335,054
525	Illinois St. Fin. Auth. Rev.,
	Centegra Hlth. Sys.,
	5.00%, 9/01/42	574,292
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37	564,216
1,070	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,074,077
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,079,770
1,025	Illinois St. Fin. Auth. Rev.,
	Swedish Covenant Hosp.,
	6.00%, 8/15/38,
	Prerefunded 2/15/20 @ $100 (b)	1,069,290
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,082,750
2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,243,360
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	828,810
330	Railsplitter Tobacco Settlement Auth. Rev.,
	5.00%, 6/01/27	379,652
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/01/28
	Prerefunded 6/01/21 @ $100 (b)	1,095,670
1,000	Sales Tax Securitization Corp. Rev.,
	5.00%, 1/01/48	1,075,060
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,096,730

		18,334,188

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
	Indiana - 2.8%
$240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	$273,725
2,000	Indiana St. Fin. Auth. Hosp. Rev.,
	Parkview Hlth.,
	5.00%, 11/01/43	2,224,780
1,000	Indiana St. Fin. Auth. Rev.
	State Revolving Fund,
	5.00%, 2/01/31
	Prerefunded 2/01/21 @ $100 (b)	1,064,960

		3,563,465

	Kentucky - 0.8%
900	Kentucky Bond Dev. Corp.
	Transient Room Tax Rev.,
	5.00%, 9/01/43	1,000,494

	Louisiana - 5.2%
1,250	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	1,391,250
605	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	669,082
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38	1,393,275
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44	321,525
500	Port of New Orleans Brd. of
	Commissioners Port Fac. Rev.,
	5.00%, 4/01/33	535,365
1,100	Regional Tran. Auth. Sales Tax Rev.,
	5.00%, 12/01/30, AGM	1,158,410
1,000	Terrebonne Parish Consol. Wtrwks.
	Dist. No. 1 Rev.,
	5.00%, 11/01/37	1,097,370

		6,566,277

	Maine - 1.8%
95	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/1/23 @ $100 (b)	107,568
905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	978,414

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
$610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	$658,702
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	581,494

		2,326,178

	Maryland - 1.1%
250	Baltimore Convention Center Hotel Rev.,
	5.00%, 9/01/36	273,817
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Anne Arundel Hlth. Sys.,
	5.00%, 7/01/39	1,095,480

		1,369,297

	Massachusetts - 7.5%
3,000	Massachusetts St. Bay Trans. Auth. Rev.,
	5.50%, 7/01/29, NRE	3,867,960
1,000	Massachusetts St. Gen. Oblig.,
	5.25%, 9/01/25, AGM	1,204,750
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	1,284,920
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/01/40
	Prerefunded 5/1/20 @ $100 (b)	2,081,460
1,000	Massachusetts St. Port Auth. Rev.,
	5.00%, 7/01/47	1,106,110

		9,545,200

	Michigan - 1.9%
1,000	Holland Elec. Util. Sys. Rev.,
	5.00%, 7/01/39	1,065,550
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	596,040
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	563,620
225	Royal Oak Hosp. Fin. Auth. Rev.,
	William Beaumont Hosp.,
	5.00%, 9/01/39	242,953

		2,468,163

	Nebraska - 2.3%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/01/34	538,345
1,900	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,335,347

		2,873,692

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
	New Jersey - 2%
$400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	$430,700
240	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	252,113
1,750	Tobacco Settlement Financing Corp. Rev.,
	5.25%, 6/01/46	1,850,310

		2,533,123

	New York - 10.1%
1,000	Albany Indl. Dev. Agy. Rev.,
	Brighter Choice Charter Sch.,
	5.00%, 4/01/32	961,690
300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.25%, 7/01/35	329,172
700	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	754,747
530	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	596,801
600	New York Cntys. Tobacco Trust VI Rev.,
	5.00%, 6/01/45	609,150
1,000	New York City Transitional Fin. Auth. Rev.,
	5.00%, 2/01/34	1,139,500
650	New York City Transitional Fin. Auth. Rev.,
	Adjustable Rate Bond,
	1.63%, 8/01/45	650,000
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.00%, 6/15/34	1,108,840
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.375%, 6/15/43	1,062,180
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.50%, 6/15/43	1,066,350
2,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,289,120
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	1,016,496
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 11/15/30	557,960

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
$195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	$213,156
400	Utility Debt Securitization Auth.
	Restructuring Rev.,
	5.00%, 12/15/31	450,992

		12,806,154

	Ohio - 5.8%
690	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/01/25	691,891
555	Northeast Ohio Regl. Swr. Dist. Rev.,
	4.00%, 11/15/43	572,799
500	Ohio St. Gen. Oblig.,
	5.00%, 9/01/30
	Prerefunded 9/01/20 @ $100 (b)	525,770
2,000	Ohio St. Hosp. Rev.,
	Univ. Hosp. Hlth. Sys.,
	4.00%, 1/15/44	2,001,020
1,040	Ohio St. Tpk. Comm. Rev.,
	5.00%, 2/15/31
	Prerefunded 2/15/20 @ $100 (b)	1,075,454
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/01/20, AGM	2,568,473

		7,435,407

	Oregon - 1.8%
500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	564,635
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	631,007
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	Convertible CAB,
	5.00%, 6/15/36	1,158,160

		2,353,802

	Pennsylvania - 4.8%
170	Butler Cnty. Hosp. Auth. Rev.,
	Butler Hlth. Sys.,
	5.00%, 7/01/35	186,359
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34	2,216,880
500	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28	519,880

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
$1,020	Pennsylvania St. Tpk. Commision,
	Oil Franchise Tax Rev.,
	5.00%, 12/01/23, AGC,
	Prerefunded 12/01/19 @ $100 (b)	$1,047,520
2,000	Philadelphia Wtr. & Wstwtr. Rev.,
	5.00%, 1/01/41	2,087,240

		6,057,879

	Rhode Island - 2.3%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev. (Green Bonds),
	5.00%, 10/01/32	1,228,553
1,600	Rhode Island St. Hlth. & Edl. Bldg. Corp.,
	Higher Ed. Facs. Rev.,
	Providence College,
	5.00%, 11/01/41	1,705,152

		2,933,705

	South Carolina - 2%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/01/32	2,258,880
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	336,049

		2,594,929

	Tennessee - 5.5%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	270,555
1,620	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/20	1,688,607
1,000	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/21	1,067,890
695	Tennessee St. Hsg. Dev. Agy.,
	3.625%, 7/01/32	707,434
495	Tennessee St. Hsg. Dev. Agy.,
	3.90%, 7/01/42	495,337
500	Tennessee St. Hsg. Dev. Agy.,
	4.00%, 7/01/43	503,720
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,295,540

		7,029,083

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
	Texas - 8%
$850	Austin Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/36, PSF	$893,239
650	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41	731,802
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/32	536,690
1,250	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/39	1,427,150
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/01/29	1,076,970
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32	1,586,123
1,000	North Texas Twy. Auth. Rev.,
	5.00%, 1/01/31	1,128,880
1,000	North Texas Twy. Auth. Rev.,
	4.00%, 1/01/43	1,015,720
700	San Antonio Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	5.00%, 8/15/38, PSF	793,233
1,000	Upper Trinity Reg. Wtr. Dist. Rev.,
	4.00%, 8/01/37, AGM	1,020,920

		10,210,727

	Vermont - 2.1%
2,000	Univ. of Vermont & St. Agric. College
	Gen. Oblig.,
	5.00%, 10/01/38	2,167,940
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	565,300

		2,733,240

	Virginia - 2.9%
1,250	Riverside Regl. Jail Auth. Fac. Rev.,
	5.00%, 7/01/26	1,469,538
2,000	Virginia St. College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,252,020

		3,721,558

	Washington - 0.9%
1,000	King Cnty. Wtr. Rev.,
	5.00%, 7/01/41	1,129,820

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal
Amount
(000)	Description (a)	Value
	West Virginia - 0.2%
$250	Monongalia Cnty. Bldg. Comm. Rev.,
	5.00%, 7/01/30	$270,905

	Wisconsin- 3%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,499,078
250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	246,108
190	Wisconsin St. Gen. Rev.,
	6.00%, 5/01/33,
	Prerefunded 5/01/19 @ $100 (b)	192,020
1,810	Wisconsin St. Gen. Rev.,
	6.00%, 5/01/33
	Prerefunded 5/01/19 @ $100 (b)	1,829,240

		3,766,446

	Wyoming - 0.7%
900	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/01/20	931,086

	Total Long-Term Investments
	(Cost $184,165,589)	190,220,554

	TOTAL INVESTMENTS - 149.5%
	(Cost $184,165,589)	190,220,554
	Variable Rate MuniFund Term Preferred Shares at liquidation value - (51.1)%	(65,000,000)
	Other assets less other liabilities - 1.6%	2,017,513

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$127,238,067

(a) The following abbreviations are used in the portfolio descriptions:

AGC–Assured Guaranty Corp.*

AGM–Assured Guaranty Municipal Corp.*

AMBAC–Ambac Assurance Corporation*

BAM–Build America Mutual Assurance Company*

CAB–Capital Appreciation Bond

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

COP–Certificate of Participation

FHA–Federal Housing Authority*

NRE–National Public Finance Guarantee Corporation*

PSF–Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2019:

Level 2
Municipal bonds	$190,220,554

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3 related to securities held at January 31, 2019.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date: March 19, 2019